Financial Instruments (Details) - Schedule of Warrants Fair Value Using Black–Scholes OPM - $ / shares	1 Months Ended	12 Months Ended
	Mar. 23, 2020	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants Fair Value Using Black Scholes OPM [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	122.01%	72.00%	148.00%
Risk-free interest rate (%)	0.38%	4.00%	0.87%
Underlying Share Price ($)	$ 0.43	$ 0.756	$ 6.23
Exercise price ($)	24.5	24.5	24.5
Warrants fair value ($)	$ 0.36	$ 0	$ 4.15